UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 3/31/12 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2012

Shares		Value
COMMON STOCKS (60.1%)

	CONSUMER DISCRETIONARY (6.1%)
15,000	Brinker International, Inc.	$413,250
52,000	Comcast Corp. Class A	1,534,520
22,000	DIRECTV Class A *	1,085,480
20,000	Gentex Corp.	490,000
22,500	Genuine Parts Co.	1,411,875
31,000	Home Depot, Inc.	1,559,610
15,000	Johnson Controls, Inc.	487,200
65,000	Lowe’s Cos, Inc.	2,039,700
24,000	McDonald’s Corp.	2,354,400
105,000	Staples, Inc.	1,698,900
26,000	Target Corp.	1,515,020
13,000	Time Warner Cable, Inc.	1,059,500
42,000	TJX Companies, Inc. (The)	1,667,820
38,000	Walt Disney Co. (The)	1,663,640
		18,980,915
	CONSUMER STAPLES (6.9%)
16,000	Coca-Cola Co. (The)	1,184,160
8,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	847,280
38,000	ConAgra Foods, Inc.	997,880
12,000	CVS Caremark Corp.	537,600
26,000	Dr. Pepper Snapple Group, Inc.	1,045,460
26,000	General Mills, Inc.	1,025,700
18,000	H.J. Heinz Co.	963,900
29,000	Hormel Foods Corp.	856,080
5,000	JM Smucker Co. (The)	406,800
79,000	Kroger Co. (The)	1,914,170
30,000	Molson Coors Brewing Co. Class B	1,357,500
27,000	PepsiCo, Inc.	1,791,450
44,000	Procter & Gamble Co. (The)	2,957,240
61,000	Sysco Corp.	1,821,460
20,000	Unilever PLC ADR	661,000
30,000	Wal-Mart Stores, Inc.	1,836,000
42,000	Walgreen Co.	1,406,580
		21,610,260
	ENERGY (7.3%)
36,000	Boardwalk Pipeline Partners L.P.	952,560
20,000	Chevron Corp.	2,144,800
15,000	ConocoPhillips	1,140,150
14,000	Devon Energy Corp.	995,680
33,000	Diamond Offshore Drilling, Inc.	2,202,750
18,955	Ensco International PLC ADR	1,003,288
15,000	Enterprise Products Partners L.P.	757,050
34,000	Exxon Mobil Corp.	2,948,820
27,500	Hess Corp.	1,621,125
20,000	Marathon Petroleum Corp.	867,200
12,000	Royal Dutch Shell PLC ADR	847,560
30,000	Schlumberger Ltd.	2,097,900
22,000	StatoilHydro ASA ADR	596,420
25,000	Suncor Energy, Inc.	817,500
16,000	Tidewater, Inc.	864,320
18,000	Total S.A. ADR	920,160
22,000	TransCanada Corp.	946,000
10,000	Transocean Ltd.	547,000
20,000	Valero Energy Corp.	515,400
		22,785,683

Shares		Value
	FINANCIALS (7.4%)
21,000	Ameriprise Financial, Inc.	$1,199,730
25,000	Bank of Montreal	1,485,500
6,000	BlackRock, Inc.	1,229,400
120,000	Charles Schwab Corp. (The)	1,724,400
80,000	Discover Financial Services	2,667,200
10,000	Health Care REIT, Inc.	549,600
64,000	JPMorgan Chase & Co.	2,942,720
12,000	M&T Bank Corp.	1,042,560
27,000	Northern Trust Corp.	1,281,150
21,000	PartnerRe Ltd.	1,425,690
105,000	People’s United Financial, Inc.	1,390,200
25,000	Prudential Financial, Inc.	1,584,750
27,000	State Street Corp.	1,228,500
77,000	U.S. Bancorp	2,439,360
32,000	Wells Fargo & Co.	1,092,480
		23,283,240
	HEALTH CARE (7.9%)
15,000	Aetna, Inc.	752,400
10,000	Amgen, Inc.	679,900
13,000	Becton, Dickinson & Co.	1,009,450
4,000	Biogen Idec, Inc. *	503,880
28,000	Bristol-Myers Squibb Co.	945,000
23,000	Coventry Health Care, Inc.	818,110
25,000	Eli Lilly & Co.	1,006,750
44,000	Gilead Sciences, Inc. *	2,149,400
37,000	Johnson & Johnson	2,440,520
10,000	Laboratory Corporation of America Holdings *	915,400
13,000	Medtronic, Inc.	509,470
53,000	Merck & Co., Inc.	2,035,200
16,000	Novartis AG ADR	886,560
9,142	PerkinElmer, Inc.	252,868
104,000	Pfizer, Inc.	2,356,640
31,000	Sanofi-Aventis ADR	1,201,250
44,237	Teva Pharmaceutical Industries Ltd. ADR	1,993,319
12,500	Thermo Fisher Scientific, Inc.	704,750
9,500	UnitedHealth Group, Inc.	559,930
17,000	Watson Pharmaceuticals, Inc. *	1,140,020
15,000	WellCare Health Plans, Inc. *	1,078,200
13,000	Zimmer Holdings, Inc.	835,640
		24,774,657
	INDUSTRIALS (6.9%)
8,000	Canadian National Railway Co.	635,440
22,500	Chicago Bridge & Iron Co. N.V.	971,775
26,000	Cintas Corp.	1,017,120
24,000	CSX Corp.	516,480
20,000	Emerson Electric Co.	1,043,600
14,600	FedEx Corp.	1,342,616
28,000	Foster Wheeler AG *	637,280
18,000	Foster Wheeler Ltd.	409,680
10,000	General Dynamics Corp.	733,800
19,000	Illinois Tool Works, Inc.	1,085,280
11,000	Lockheed Martin Corp.	988,460
7,000	Norfolk Southern Corp.	460,810
16,000	Northrop Grumman Corp.	977,280
45,000	Raytheon Co.	2,375,100
49,000	Republic Services, Inc.	1,497,440
17,000	Rockwell Collins, Inc.	978,520

Value Line Income and Growth Fund, Inc.

March 31, 2012

Shares		Value
30,000	Tyco International Ltd.	$1,685,400
8,000	Union Pacific Corp.	859,840
25,000	United Technologies Corp.	2,073,500
41,000	Waste Management, Inc.	1,433,360
		21,722,781
	INFORMATION TECHNOLOGY (10.2%)
32,000	Accenture PLC Class A	2,064,000
34,000	Adobe Systems, Inc. *	1,166,540
20,000	Amdocs Ltd. *	631,600
27,000	Automatic Data Processing, Inc.	1,490,130
48,000	Avago Technologies Ltd.	1,870,560
26,000	BMC Software, Inc. *	1,044,160
20,000	Check Point Software Technologies Ltd. *	1,276,800
48,000	Cisco Systems, Inc.	1,015,200
15,500	Cognizant Technology Solutions Corp. Class A *	1,192,725
66,000	Corning, Inc.	929,280
42,442	EMC Corp. *	1,268,167
4,000	Google, Inc. Class A *	2,564,960
37,000	Harris Corp.	1,667,960
78,000	Intel Corp.	2,192,580
11,000	International Business Machines Corp.	2,295,150
12,000	Microchip Technology, Inc.	446,400
150,000	Micron Technology, Inc. *	1,215,000
87,000	Microsoft Corp.	2,805,750
1,250	Motorola Mobility Holdings, Inc. *	49,050
37,000	NVIDIA Corp. *	569,430
71,000	Oracle Corp.	2,070,360
41,000	TE Connectivity Ltd.	1,506,750
13,000	Western Digital Corp. *	538,070
		31,870,622
	MATERIALS (2.9%)
24,000	AngloGold Ashanti Ltd. ADR	886,080
20,000	Barrick Gold Corp.	869,600
5,000	BHP Billiton Ltd. ADR	362,000
20,000	E.I. du Pont de Nemours & Co.	1,058,000
8,000	Freeport-McMoRan Copper & Gold, Inc.	304,320
35,000	Mosaic Co. (The)	1,935,150
20,000	Newmont Mining Corp.	1,025,400
12,000	Packaging Corp. of America	355,080
18,000	Rockwood Holdings, Inc. *	938,700
4,000	Walter Energy, Inc.	236,840
65,000	Yamana Gold, Inc.	1,015,300
		8,986,470
	TELECOMMUNICATION SERVICES (1.4%)
80,000	AT&T, Inc.	2,498,400
23,000	BCE, Inc.	921,380
25,000	Verizon Communications, Inc.	955,750
		4,375,530
	UTILITIES (3.1%)
25,000	AGL Resources, Inc.	980,500
26,000	American Electric Power Company, Inc.	1,003,080
25,000	American States Water Co.	903,500
46,000	CMS Energy Corp.	1,012,000
19,000	Dominion Resources, Inc.	972,990
16,000	Sempra Energy	959,360
22,000	Southern Co.	988,460

Shares		Value
55,000	TECO Energy, Inc.	$965,250
28,000	Wisconsin Energy Corp.	985,040
40,000	Xcel Energy, Inc.	1,058,800
		9,828,980
	TOTAL COMMON STOCKS (Cost $151,263,360) (60.1%)	188,219,138

PREFERRED STOCKS (0.2%)
	FINANCIALS (0.2%)
20,000	Health Care REIT, Inc., Series F, 7.63%	500,000
5,000	MetLife, Inc. Series B, 6.50%	126,550
		626,550
	TOTAL PREFERRED STOCKS (Cost $625,000) (0.2%)	626,550

CONVERTIBLE PREFERRED STOCKS (2.4%)
	CONSUMER DISCRETIONARY (0.2%)
4,000	General Motors Co., Convertible Fixed, Series B, 4.75%	167,400
7,000	Goodyear Tire & Rubber Co. (The), 5.88%	290,010
		457,410
	CONSUMER STAPLES (0.1%)
4,000	Bunge Ltd., 4.88%	400,336
	ENERGY (0.7%)
39,000	Apache Corp., Convertible Fixed, Series D, 6.00%	2,166,060
	FINANCIALS (1.3%)
6,000	AMG Capital Trust II, Convertible Fixed, 5.15%	256,125
18,000	Citigroup, Inc., 7.50%	1,863,540
6,000	Hartford Financial Services Group, Inc. (The), Series F, 7.25%	128,580
250	Huntington Bancshares, Inc., Series A, 8.50%	289,860
1,000	KeyCorp, Series A, 7.75%	112,655
10,000	MetLife, Inc., 5.00%	707,200
7,000	UBS AG, Convertible Fixed, 6.75%	177,407
250	Wells Fargo & Co. Series L, 7.50%	279,175
6,000	Wintrust Financial Corp., 7.50%	331,740
		4,146,282
	HEALTH CARE (0.0%)
1,800	National Healthcare Corp. Series A, 0.80%	26,280
	INFORMATION TECHNOLOGY (0.1%)
5,000	Unisys Corp. Series A, 6.25%	308,450
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,027,310) (2.4%)	7,504,818

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (16.0%)
$5,000,000	U.S. Treasury Bond, 3.75%, 8/15/41	$5,405,470
3,350,070	U.S. Treasury Notes, 2.00%, 4/15/12 (1)	3,357,661
3,000,000	U.S. Treasury Notes, 0.13%, 12/31/13	2,989,686
5,000,000	U.S. Treasury Notes, 0.50%, 10/15/14	5,005,080
2,000,000	U.S. Treasury Notes, 0.38%, 11/15/14	1,995,000
1,000,000	U.S. Treasury Notes, 0.25%, 12/15/14	993,984
3,494,970	U.S. Treasury Notes, 1.88%, 7/15/15 (1)	3,897,982
4,000,000	U.S. Treasury Notes, 1.00%, 9/30/16	4,013,436
3,000,000	U.S. Treasury Notes, 1.00%, 10/31/16	3,007,500
1,000,000	U.S. Treasury Notes, 0.88%, 11/30/16	995,781
2,000,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,986,718
1,000,000	U.S. Treasury Notes, 1.75%, 10/31/18	1,015,859
6,000,000	U.S. Treasury Notes, 1.38%, 11/30/18	5,943,282
1,000,000	U.S. Treasury Notes, 1.38%, 12/31/18	989,453
4,000,000	U.S. Treasury Notes, 3.63%, 2/15/20	4,537,500
3,000,000	U.S. Treasury Notes, 2.13%, 8/15/21	2,997,891
1,000,000	U.S. Treasury Notes, 2.00%, 11/15/21	984,453
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,446,063) (16.0%)	50,116,736

CORPORATE BONDS & NOTES (11.5%)
	BASIC MATERIALS (0.8%)
500,000	Potash Corp. of Saskatchewan, Inc., 3.25%, 12/1/17	531,012
875,000	PPG Industries, Inc., 3.60%, 11/15/20	909,309
1,060,000	Southern Copper Corp., 6.38%, 7/27/15	1,189,590
		2,629,911
	COMMUNICATIONS (1.1%)
1,000,000	Google, Inc., 2.13%, 5/19/16	1,039,493
1,000,000	Time Warner Cable, Inc., 5.85%, 5/1/17	1,166,917
1,083,000	Viacom, Inc., 4.38%, 9/15/14	1,167,639
		3,374,049
	CONSUMER, CYCLICAL (1.4%)
500,000	Lowe’s Cos, Inc., 2.13%, 4/15/16	514,713
1,000,000	Marriott International, 5.81%, 11/10/15	1,092,821
1,000,000	McDonald’s Corp. MTN, 3.63%, 5/20/21	1,077,054
700,000	Nordstrom, Inc., 4.75%, 5/1/20	783,633
1,000,000	Wal-Mart Stores, Inc., 2.80%, 4/15/16	1,063,500
		4,531,721
	CONSUMER, NON-CYCLICAL (2.6%)
451,000	Baxter International, Inc., 4.25%, 3/15/20	496,354
1,000,000	Diageo Capital PLC, 5.75%, 10/23/17	1,201,853
1,000,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	1,137,152
1,000,000	Johnson & Johnson, 3.55%, 5/15/21	1,089,513
250,000	Mead Johnson Nutrition Co., 4.90%, 11/1/19	279,846
1,100,000	Medtronic, Inc., Series B, 4.75%, 9/15/15	1,231,237
500,000	PepsiCo, Inc., 4.00%, 3/5/42	473,822

Principal Amount		Value
$983,000	Sanofi, 2.63%, 3/29/16	$1,029,269
1,050,000	Teva Pharmaceutical Finance Co. LLC, 5.55%, 2/1/16	1,189,804
		8,128,850
	ENERGY (0.2%)
500,000	Devon Energy Corp., 2.40%, 7/15/16	513,667
	FINANCIAL (2.4%)
250,000	Aflac, Inc., 2.65%, 2/15/17	252,826
250,000	Bank of Montreal MTN, 2.50%, 1/11/17	254,946
500,000	Berkshire Hathaway, Inc., 3.75%, 8/15/21	516,434
500,000	BlackRock, Inc., 3.50%, 12/10/14	535,377
1,000,000	Caterpillar Financial Services Corp. MTN, 2.65%, 4/1/16	1,048,680
1,000,000	Citigroup, Inc., 5.85%, 7/2/13	1,046,191
500,000	General Electric Capital Corp. MTN, 4.65%, 10/17/21	532,160
500,000	JPMorgan Chase & Co., 4.50%, 1/24/22	520,169
250,000	Lincoln National Corp., 4.20%, 3/15/22	250,649
500,000	Morgan Stanley, 4.75%, 3/22/17	500,166
1,250,000	ProLogis, 6.25%, 3/15/17	1,364,995
250,000	Wachovia Bank NA, 4.80%, 11/1/14	267,949
500,000	Wells Fargo & Co. MTN, 3.50%, 3/8/22	495,845
		7,586,387
	INDUSTRIAL (1.8%)
869,000	Boeing Co. (The), 3.75%, 11/20/16	956,007
500,000	Caterpillar, Inc., 3.90%, 5/27/21	547,990
500,000	Danaher Corp., 3.90%, 6/23/21	546,759
734,000	Lockheed Martin Corp., 4.25%, 11/15/19	795,084
575,000	Ryder System, Inc. MTN, 3.50%, 6/1/17	597,786
1,114,000	Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	1,186,842
1,000,000	Union Pacific Corp., 4.00%, 2/1/21	1,060,417
		5,690,885
	TECHNOLOGY (0.7%)
500,000	Intel Corp., 3.30%, 10/1/21	516,574
1,500,000	National Semiconductor Corp., Senior Notes, 6.15%, 6/15/12	1,516,008
		2,032,582
	UTILITIES (0.5%)
1,000,000	Dominion Resources, Inc., 2.25%, 9/1/15	1,034,754
500,000	Sempra Energy, 2.00%, 3/15/14	510,318
		1,545,072
	TOTAL CORPORATE BONDS & NOTES (Cost $34,535,204) (11.5%)	36,033,124

Value Line Income and Growth Fund, Inc.

March 31, 2012

Principal Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (6.3%)
	BASIC MATERIALS (0.2%)
$100,000	Allegheny Technologies, Inc., Convertible Fixed, 4.25%, 6/1/14	$124,625
100,000	ArcelorMittal, Senior Notes, 5.00%, 5/15/14	107,375
350,000	Steel Dynamics, Inc., 5.13%, 6/15/14	396,813
		628,813
	COMMUNICATIONS (0.3%)
300,000	Equinix, Inc., Convertible Fixed, 4.75%, 6/15/16	600,000
100,000	Symantec Corp., Senior Notes Convertible, 1.00%, 6/15/13	112,000
100,000	VeriSign, Inc., Junior Subordinated Debentures, 3.25%, 8/15/37 (2)	127,750
		839,750
	CONSUMER, CYCLICAL (0.3%)
150,000	Home Inns & Hotels Management, Inc., Senior Notes, 2.00%, 12/15/15 (2)	114,750
200,000	International Game Technology, 3.25%, 5/1/14	226,750
200,000	MGM Resorts International, Guaranteed Senior Notes, 4.25%, 4/15/15	211,750
200,000	Morgans Hotel Group Co., Convertible Fixed, 2.38%, 10/15/14	172,500
300,000	Navistar International Corp., 3.00%, 10/15/14	330,750
		1,056,500
	CONSUMER, NON-CYCLICAL (1.5%)
1,000,000	Alere, Inc., Convertible Fixed, 3.00%, 5/15/16	1,003,750
150,000	Alliance Data Systems Corp., Fixed, 1.75%, 8/1/13	242,812
350,000	Avis Budget Group, Inc., Convertible Fixed, 3.50%, 10/1/14	410,375
1,000,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	1,007,500
100,000	Endo Pharmaceuticals Holdings, Inc., Convertible Fixed, 1.75%, 4/15/15	142,125
100,000	Gilead Sciences, Inc., Convertible Fixed, Series D, 1.63%, 5/1/16	127,750
200,000	Greatbatch, Inc., Convertible Fixed, 2.25%, 6/15/13	200,250
200,000	Hologic, Inc., Senior Notes, 2.00%, 12/15/37 (3)	198,750
300,000	Insulet Corp., 3.75%, 6/15/16	313,500
200,000	Medicis Pharmaceutical Corp., Contingent Senior Notes Convertible, 2.50%, 6/4/32	265,000

Principal Amount		Value
$123,000	Salix Pharmaceuticals Ltd., 2.75%, 5/15/15	$164,513
300,000	Smithfield Foods, Inc., Senior Notes, 4.00%, 6/30/13	340,500
200,000	Spartan Stores, Inc., Senior Notes, 3.38%, 5/15/27	193,000
		4,609,825
	ENERGY (0.8%)
150,000	Alpha Natural Resources, Inc., Senior Notes, 2.38%, 4/15/15	133,875
250,000	Goodrich Petroleum Corp., 5.00%, 10/1/29	246,250
1,550,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25	1,565,500
250,000	Hornbeck Offshore Services, Inc., 1.63%, 11/15/26 (3)	270,800
300,000	Peabody Energy Corp., 4.75%, 12/15/41	285,000
		2,501,425
	FINANCIAL (0.4%)
150,000	Digital Realty Trust LP 5.50%, 4/15/29 (2)	272,906
300,000	Fidelity National Financial, Inc., Senior Notes Convertible, 4.25%, 8/15/18 (2)	320,250
100,000	ProLogis, 3.25%, 3/15/15	113,125
200,000	SL Green Operating Partnership LP, Convertible Fixed, 3.00%, 10/15/17 (2)	224,250
200,000	Tower Group, Inc., Senior Notes Convertible, 5.00%, 9/15/14	214,250
		1,144,781
	INDUSTRIAL (0.9%)
100,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	127,875
150,000	Alliant Techsystems, Inc., 3.00%, 8/15/24	153,000
250,000	Bristow Group, Inc., 3.00%, 6/15/38	263,125
200,000	EnerSys, Senior Notes, 3.38%, 6/1/38 (3)	232,500
100,000	FEI Co., Subordinated Notes Convertible, 2.88%, 6/1/13	171,000
1,000,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12	961,250
150,000	MasTec, Inc., Convertible Fixed, 4.00%, 6/15/14	203,063
350,000	Orbital Sciences Corp., Senior Subordinated Notes, 2.44%, 1/15/27	348,687
300,000	Trinity Industries, Inc. Subordinated Notes Convertible, 3.88%, 6/1/36	327,000
		2,787,500
	TECHNOLOGY (1.9%)
1,000,000	Advanced Micro Devices, Inc., Senior Notes Convertible, 5.75%, 8/15/12	1,013,750

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$350,000	CACI International, Inc., 2.13%, 5/1/14	$434,000
350,000	CSG Systems International, Inc., 3.00%, 3/1/17 (2)	339,500
200,000	DST Systems, Inc., Convertible, 4.13%, 8/15/23 (4)	247,500
150,000	Intel Corp., Junior Subordinated Notes, 3.25%, 8/1/39	210,937
200,000	Lam Research Corp., 1.25%, 5/15/18 (2)	210,000
1,500,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	1,524,375
350,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.63%, 12/15/26	390,687
150,000	SanDisk Corp., Senior Notes, 1.50%, 8/15/17	177,563
200,000	Xilinx, Inc., Senior Notes, 2.63%, 6/15/17	269,250
1,000,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	1,270,000
		6,087,562
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $18,197,740) (6.3%)	19,656,156
U.S. GOVERNMENT AGENCY OBLIGATIONS AND GOVERNMENT SPONSORED OBLIGATIONS (1.0%)

1,000,000	Federal Home Loan Bank, 5.38%, 11/15/17	1,206,189
2,000,000	Federal National Mortgage Association, 2.00%, 9/21/15	2,074,858
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND GOVERNMENT SPONSORED OBLIGATIONS (Cost $3,280,436) (1.0%)	3,281,047
	TOTAL INVESTMENT SECURITIES (97.5%) (Cost $265,375,113)	305,437,569
SHORT-TERM INVESTMENTS (2.0%)
	REPURCHASE AGREEMENTS (2.0%)
6,300,000	With Morgan Stanley, 0.08%, dated 03/30/12, due 04/02/12, delivery value $6,300,042 (collateralized by $5,930,000 U.S. Treasury Notes 2.7500% due 02/15/19, with a value of $6,411,558)	6,300,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,300,000) (2.0%)	$6,300,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.5%		1,691,354
NET ASSETS (5) (100%)		$313,428,923
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($313,428,923 ÷ 35,730,609 shares outstanding)		$8.77

*	Non-income producing.
(1)	Treasury Inflation Protected Security (TIPS).
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Step Bond - The rate shown is as of March 31, 2012 and will reset at a future date.
(4)	Floating rate note. The interest rate shown reflects the rate as of March 31, 2012.
(5)
For federal income tax purposes, the aggregate cost was $271,675,113, aggregate gross unrealized appreciation was $42,884,727, aggregate gross unrealized depreciation was $2,822,271 and the net unrealized appreciation was $40,062,456.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$188,219,138	$0	$0	$188,219,138
Preferred Stocks	626,550	0	0	626,550
Convertible Preferred Stocks	7,071,286	433,532	0	7,504,818
U.S. Treasury Obligations	0	50,116,736	0	50,116,736
Corporate Bonds & Notes	0	36,033,124	0	36,033,124
Convertible Corporate Bonds & Notes	0	19,656,156	0	19,656,156
U.S. Government Agency Obligations and Government Sponsored Obligations	0	3,281,047	0	3,281,047
Short-Term Investments	0	6,300,000	0	6,300,000
Total Investments in Securities	$195,916,974	$115,820,595	$0	$311,737,569

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2012